GOODWILL (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Online degree programs CNY	Dec. 31, 2012 Online degree programs CNY	Dec. 31, 2013 Private primary and secondary schools CNY	Dec. 31, 2012 Private primary and secondary schools CNY	Dec. 31, 2013 Online tutoring programs CNY	Dec. 31, 2012 Online tutoring programs CNY	Dec. 31, 2013 International and elite curriculum programs CNY	Dec. 31, 2012 International and elite curriculum programs CNY
Goodwill
Gross amount: Beginning balance	100,483				17,960	17,960	1,924	1,924	20,798	20,798	59,801	59,801
Gross amount: Ending balance	100,483	100,483			17,960	17,960	1,924	1,924	20,798	20,798	59,801	59,801
Accumulated impairment, Beginning balance	(57,228)						(1,924)	(1,924)			(55,304)	(55,304)
Accumulated impairment, Ending balance	(57,228)	(57,228)					(1,924)	(1,924)			(55,304)	(55,304)
Goodwill, net	43,255	43,255		7,145	17,960	17,960			20,798	20,798	4,497	4,497
Period of cash flow forecasts used in goodwill impairment test	5 years
Changes during the year	0	0	0